Long-Term Debt, net - Schedule of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Long-Term Debt, net
Fair value of debt	$ (22,831)	$ (26,065)
Comprehensive Financing Plan exit fees accrued	21,879	21,583
Total long-term debt	1,470,590	1,666,156
Less: Deferred finance costs, net	(38,557)	(44,271)
Less: Current portion	(113,826)	(113,777)
Total long-term debt net of current portion and deferred finance cost	1,318,207	1,508,108
Remaining borrowing availability	0
The Royal Bank of Scotland
Long-Term Debt, net
Long-term debt	466,789	474,743
Credit facility	475,500
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank
Long-Term Debt, net
Long-term debt	376,001	379,762
Credit facility	382,500
Citibank $114 mil. Facility
Long-Term Debt, net
Long-term debt	79,143	110,644
Credit facility	114,000
Credit Suisse
Long-Term Debt, net
Long-term debt	121,710	167,990
Credit facility	171,800
Citibank-Eurobank Credit Facility
Long-Term Debt, net
Long-term debt	31,539	35,544
Credit facility	37,600
Club Facility
Long-Term Debt, net
Long-term debt	147,965	202,439
Credit facility	206,200
Sinosure cexim-Citibank-ABN Amro Credit Facility
Long-Term Debt, net
Long-term debt	50,850	61,020
Credit facility	$ 203,400
Percentage of payments to free cash flows	85.00%
Citibank $123.9 mil. Facility
Long-Term Debt, net
Long-term debt	$ 90,435	122,523
Credit facility	123,900
Citibank $120 mil. Facility
Long-Term Debt, net
Long-term debt	107,110	$ 115,973
Credit facility	$ 120,000